INVENTORIES (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
INVENTORIES
Inventories	$ 6,448	$ 6,068
Gross value
INVENTORIES
Subtotal	6,938	6,698
Gross value | Mobile handsets and others
INVENTORIES
Subtotal	6,938	4,947
Gross value | Inventories for construction projects
INVENTORIES
Subtotal		1,751
Impairment allowance
INVENTORIES
Allowance for obsolescence of inventories	$ (490)	$ (630)	$ (746)